Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	0000891160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000004202
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Focused Fund
Trading Symbol	AVERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Value Focused Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Focused Fund	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2025, the Fund had a total return of 6.29%. The Fund’s main contributors to performance included Wheaton Precious Metals Corporation (+98%), Franco-Nevada Corporation (+74%), and XPEL, Inc. (+67%). Wheaton and Franco-Nevada continue to benefit from rising gold and silver prices. XPEL, Inc. is a rapidly growing small-cap manufacturer of automotive coatings and sealants.

The largest detractors of performance for the year ended December 31, 2025 were LandBridge Company, LLC (-25%), Texas Pacific Land Corporation (-24%), and Occidental Petroleum Corporation (-13%). Texas Pacific Land and LandBridge, both significant holdings in the Fund, are royalty-based companies that were negatively impacted by weak oil and natural gas prices in 2025. Likewise, in addition to declining oil prices, Occidental’s stock price fell due to concerns about the company’s relatively high debt load. Looking out a few years, we believe all 3 companies have significant rebound potential.

At year end, the Fund held the common stock of 27 companies, across a broad array of industries, with an emphasis on companies engaged in land and natural resource management, industrials, and financial services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Focused Fund	S&P Composite 1500® Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,813	$11,303	$11,196
Dec-2017	$13,433	$13,691	$13,640
Dec-2018	$12,339	$13,012	$13,042
Dec-2019	$14,643	$17,033	$17,149
Dec-2020	$16,344	$20,085	$20,304
Dec-2021	$21,434	$25,799	$26,132
Dec-2022	$25,966	$21,212	$21,399
Dec-2023	$26,272	$26,613	$27,025
Dec-2024	$36,441	$32,988	$33,786
Dec-2025	$38,732	$38,601	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Ave Maria Value Focused Fund	6.29%	18.84%	14.50%
S&P 500® Index	17.88%	14.42%	14.82%
S&P Composite 1500® Index	17.02%	13.96%	14.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVERX-value-focused.php for updated performance information.
AssetsNet	$ 83,769,970
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 674,809
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$83,769,970 Number of Portfolio Holdings29 Total Expense Ratio1.11% Advisory Fee (net of recoupments) $674,809 Portfolio turnover (fiscal year)57%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.2%
Money Market Funds	5.8%

Sector Weighting (% of net assets)

Value	Value
Industrials	3.3%
Health Care	3.4%
Financials	3.5%
Communications	5.2%
Money Market Funds	5.8%
Technology	6.0%
Utilities	6.5%
Consumer Discretionary	9.8%
Energy	13.0%
Materials	16.3%
Real Estate	27.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	17.7%
WaterBridge Infrastructure, LLC - Class A	6.5%
LandBridge Company, LLC - Class A	6.5%
Franco-Nevada Corporation	5.6%
Wheaton Precious Metals Corporation	5.6%
DigitalBridge Group, Inc.	5.2%
Chevron Corporation	4.7%
XPEL, Inc.	3.7%
Intercontinental Exchange, Inc.	3.5%
Pan American Silver Corporation	3.1%

Material Fund Change [Text Block]

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund. The Fund also changed its name and ticker from Schwartz Value Focused Fund (RCMFX) to the Ave Maria Value Focused Fund (AVERX) and adopted a strategy to invest at least 80% of its net assets in companies meeting the Fund's religious criteria based upon the authority of the Roman Catholic Church.

C000004203
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Fund
Trading Symbol	AVEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Fund	S&P MidCap 400® Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,644	$12,074	$11,196
Dec-2017	$13,709	$14,035	$13,640
Dec-2018	$12,509	$12,480	$13,042
Dec-2019	$15,076	$15,749	$17,149
Dec-2020	$16,005	$17,900	$20,304
Dec-2021	$20,030	$22,332	$26,132
Dec-2022	$20,868	$19,416	$21,399
Dec-2023	$21,603	$22,607	$27,025
Dec-2024	$26,251	$25,756	$33,786
Dec-2025	$26,991	$27,688	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Value Fund	2.82%	11.02%	10.44%
S&P 500® Index	17.88%	14.42%	14.82%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEMX-value.php for updated performance information.
AssetsNet	$ 477,936,281
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,681,330
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$477,936,281 Number of Portfolio Holdings34 Total Expense Ratio0.91% Advisory Fee $3,681,330 Portfolio turnover (fiscal year)24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.4%
Money Market Funds	6.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	12.0%
Wheaton Precious Metals Corporation	5.5%
TD SYNNEX Corporation	5.3%
Hingham Institution For Savings (The)	4.8%
Franco-Nevada Corporation	4.4%
LandBridge Company, LLC - Class A	3.9%
Expand Energy Corporation	3.4%
St. Joe Company (The)	3.3%
Mirion Technologies, Inc.	3.3%
Alcon, Inc.	3.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.1%
Utilities	2.7%
Money Market Funds	6.6%
Consumer Discretionary	8.1%
Health Care	8.6%
Energy	9.0%
Technology	9.1%
Materials	9.9%
Financials	10.4%
Industrials	14.4%
Real Estate	19.2%

Material Fund Change [Text Block]

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000004204
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Fund
Trading Symbol	AVEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Fund	S&P 500® Index	S&P 500® Equal Weight Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,207	$11,196	$11,480
Dec-2017	$14,274	$13,640	$13,650
Dec-2018	$14,016	$13,042	$12,608
Dec-2019	$19,216	$17,149	$16,294
Dec-2020	$22,745	$20,304	$18,385
Dec-2021	$26,737	$26,132	$23,832
Dec-2022	$21,060	$21,399	$21,104
Dec-2023	$27,439	$27,025	$24,032
Dec-2024	$31,531	$33,786	$27,158
Dec-2025	$34,134	$39,827	$30,261

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Growth Fund	8.26%	8.46%	13.06%
S&P 500® Equal Weight Index	11.43%	10.48%	11.71%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEGX-growth.php for updated performance information.
AssetsNet	$ 1,103,598,634
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 8,248,064
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,103,598,634 Number of Portfolio Holdings34 Total Expense Ratio0.90% Advisory Fee $8,248,064 Portfolio turnover (fiscal year)17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.4%
Money Market Funds	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	9.3%
APi Group Corporation	8.5%
Mastercard, Inc. - Class A	7.3%
HEICO Corporation - Class A	6.4%
O'Reilly Automotive, Inc.	5.5%
S&P Global, Inc.	4.5%
Roper Technologies, Inc.	4.3%
Texas Instruments, Inc.	3.8%
BlackLine, Inc.	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Financials	0.4%
Energy	2.2%
Real Estate	2.3%
Money Market Funds	2.6%
Materials	3.0%
Health Care	4.1%
Consumer Discretionary	14.5%
Industrials	16.5%
Technology	54.6%

Material Fund Change [Text Block]

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000004205
Shareholder Report [Line Items]
Fund Name	Ave Maria Rising Dividend Fund
Trading Symbol	AVEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Rising Dividend Fund	S&P 500® Index	S&P 500® Dividend Aristocrats Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,533	$11,196	$11,183
Dec-2017	$13,473	$13,640	$13,613
Dec-2018	$12,826	$13,042	$13,242
Dec-2019	$16,363	$17,149	$16,946
Dec-2020	$17,419	$20,304	$18,416
Dec-2021	$21,836	$26,132	$23,202
Dec-2022	$20,685	$21,399	$21,762
Dec-2023	$23,413	$27,025	$23,599
Dec-2024	$26,789	$33,786	$25,270
Dec-2025	$26,684	$39,827	$27,109

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	-0.39%	8.90%	10.31%
S&P 500® Dividend Aristocrats Index	7.28%	8.04%	10.49%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEDX-rising-dividend.php for updated performance information.
AssetsNet	$ 972,482,728
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 7,948,808
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$972,482,728 Number of Portfolio Holdings39 Total Expense Ratio0.90% Advisory Fee $7,948,808 Portfolio turnover (fiscal year)13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	4.9%
Moody's Corporation	4.2%
Mastercard, Inc. - Class A	4.1%
TJX Companies, Inc. (The)	4.1%
L3Harris Technologies, Inc.	3.9%
Genuine Parts Company	3.8%
Texas Instruments, Inc.	3.6%
HEICO Corporation - Class A	3.6%
Broadridge Financial Solutions, Inc.	3.4%
Lowe's Companies, Inc.	3.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Communications	2.2%
Money Market Funds	2.3%
Consumer Staples	3.1%
Materials	4.2%
Health Care	5.7%
Real Estate	5.8%
Energy	6.2%
Financials	11.5%
Consumer Discretionary	15.2%
Industrials	18.0%
Technology	25.9%

Material Fund Change [Text Block]

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000088418
Shareholder Report [Line Items]
Fund Name	Ave Maria World Equity Fund
Trading Symbol	AVEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria World Equity Fund	MSCI ACWI Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,871	$10,787
Dec-2017	$12,815	$13,372
Dec-2018	$11,678	$12,113
Dec-2019	$14,909	$15,335
Dec-2020	$14,886	$17,827
Dec-2021	$18,021	$21,133
Dec-2022	$15,228	$17,251
Dec-2023	$19,029	$21,081
Dec-2024	$19,912	$24,769
Dec-2025	$22,018	$30,301

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	10.58%	8.14%	8.21%
MSCI ACWI Index	22.34%	11.19%	11.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEWX-world-equity.php for updated performance information.
AssetsNet	$ 133,616,287
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 949,771
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$133,616,287
Number of Portfolio Holdings	50
Total Expense Ratio	1.01%
Advisory Fee	$949,771
Portfolio turnover (fiscal year)	19%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Consumer Staples	0.8%
Real Estate	0.9%
Money Market Funds	1.0%
Communications	1.9%
Utilities	4.2%
Energy	4.8%
Materials	5.0%
Health Care	5.7%
Financials	10.5%
Consumer Discretionary	11.1%
Industrials	25.9%
Technology	28.1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.8%
Comfort Systems USA, Inc.	4.6%
SAP SE	4.5%
Mastercard, Inc. - Class A	4.3%
SharkNinja, Inc.	4.2%
Eaton Corporation plc	3.7%
Hammond Power Solutions, Inc. - Class A	3.5%
GFL Environmental, Inc.	3.4%
StoneCo Ltd. - Class A	2.8%
HDFC Bank Ltd. - ADR	2.7%

Country Weighting (% of net assets)

Value	Value
Mexico	3.0%
Poland	3.0%
United Kingdom	4.4%
Germany	4.5%
Taiwan	4.8%
Ireland	7.3%
Brazil	7.8%
Japan	8.1%
Canada	11.0%
United States	28.0%
Other Countries	18.0%

Material Fund Change [Text Block]

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same and the same personnel of the Adviser continue to provide investment advisory services to the Fund.

C000219050
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Focused Fund
Trading Symbol	AVEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Growth Focused Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9331.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Focused Fund	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Dec-2020	$12,471	$13,428	$14,756
Dec-2021	$15,958	$17,282	$17,545
Dec-2022	$10,376	$14,152	$14,218
Dec-2023	$14,395	$17,873	$16,705
Dec-2024	$16,053	$22,344	$19,367
Dec-2025	$16,808	$26,340	$20,812

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	Since Inception (May 1, 2020)
Ave Maria Growth Focused Fund	4.71%	6.15%	9.59%
S&P 500® Index	17.88%	14.42%	18.63%
S&P MidCap 400® Growth Index	7.46%	7.12%	13.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9331 or visit https://avemariafunds.com/AVEAX-growth-focused.php for updated performance information.
AssetsNet	$ 71,235,396
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 500,890
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,235,396 Number of Portfolio Holdings16 Total Expense Ratio1.07% Advisory Fee $500,890 Portfolio turnover (fiscal year)47%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
APi Group Corporation	21.6%
WaterBridge Infrastructure, LLC - Class A	10.4%
eDreams ODIGEO S.A.	6.5%
Apollo Global Management, Inc.	6.4%
SigmaRoc plc	6.2%
Secure Waste Infrastructure Corporation	5.6%
Brookfield Wealth Solutions Ltd.	5.6%
Brookfield Corporation	5.6%
Brookfield Asset Management Ltd. - Class A	5.4%
GFL Environmental, Inc.	5.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Health Care	2.2%
Materials	6.2%
Real Estate	8.5%
Communications	11.9%
Utilities	16.0%
Industrials	27.0%
Financials	28.2%

Material Fund Change [Text Block]

Material Fund Changes

During the year, the Fund changed its name from the Ave Maria Focused Fund to the Ave Maria Growth Focused Fund. Also, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the existing advisory agreement) with the Adviser in connection with a change of control of the Adviser. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same. Effective January 1, 2026, Adam P. Gaglio, CFA, is no longer serving as a portfolio manager of the Fund.

C000004207
Shareholder Report [Line Items]
Fund Name	Ave Maria Bond Fund
Trading Symbol	AVEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports.php. You can also request this information by contacting us at (888) 726-9931.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 726-9931
Additional Information Website	https://avemariafunds.com/reports.php
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Bond Fund	Bloomberg Intermediate U.S. Government/Credit Bond Index	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,454	$10,208	$10,265
Dec-2017	$10,889	$10,426	$10,628
Dec-2018	$10,934	$10,518	$10,629
Dec-2019	$11,841	$11,233	$11,556
Dec-2020	$12,504	$11,956	$12,423
Dec-2021	$13,052	$11,784	$12,232
Dec-2022	$12,681	$10,813	$10,641
Dec-2023	$13,335	$11,380	$11,229
Dec-2024	$14,096	$11,722	$11,369
Dec-2025	$14,878	$12,538	$12,199

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2025

	1 Year	5 Years	10 Years
Ave Maria Bond Fund	5.55%	3.54%	4.05%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 726-9931 or visit https://avemariafunds.com/AVEFX-bond.php for updated performance information.
AssetsNet	$ 793,904,986
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,874,795
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$793,904,986 Number of Portfolio Holdings187 Total Expense Ratio0.39% Advisory Fee $1,874,795 Portfolio turnover (fiscal year)13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.8%
Corporate Bonds	46.9%
Money Market Funds	5.0%
U.S. Government & Agencies	33.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Europacific Partners plc	1.7%
Truist Financial Corporation	1.4%
Illinois Tool Works, Inc., 2.650%, due 11/15/26	1.3%
U.S. Treasury Notes, 4.625%, due 09/30/30	1.3%
U.S. Treasury Notes, 4.500%, due 12/31/31	1.3%
U.S. Treasury Notes, 4.500%, due 11/15/33	1.3%
U.S. Treasury Notes, 4.375%, due 01/31/32	1.3%
U.S. Treasury Notes, 4.250%, due 06/30/29	1.3%
U.S. Treasury Notes, 4.125%, due 03/31/31	1.3%
U.S. Treasury Notes, 4.125%, due 07/31/31	1.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Real Estate	1.1%
Communications	1.4%
Health Care	1.4%
Materials	3.2%
Financials	3.3%
Energy	4.9%
Money Market	4.9%
Consumer Staples	8.3%
Consumer Discretionary	9.0%
Industrials	14.1%
Technology	14.6%
U.S. Treasury Obligations	33.1%

Material Fund Change [Text Block]

Material Fund Changes

During the year, shareholders of the Fund approved a new advisory agreement (with substantially similar terms as the previous advisory agreement) with the Adviser in connection with a change of control of the Adviser. Also, Mr. James T. Peregoy, CFA, Portfolio Manager and Head Trader of the Adviser was added as a co-portfolio manager of the Fund. Other than the change in the ownership structure of the Adviser, the operations of the Adviser stayed the same. Effective January 1, 2026, George P. Schwartz, CFA, is no longer serving as a co-portfolio manager of the Fund.